Stock Incentive Plans - Schedule of Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding Beginning, Shares | shares
Options acquired in reverse merger | $	$ 1,688,106
Options Outstanding Ending, Shares | shares	1,688,106
Options Outstanding Exercisable, Shares | shares	1,688,106
Options Outstanding Weighted Average Exercise Price, Beginning
Options acquired in reverse merger Weighted Average Exercise Price	4.00
Options Outstanding Weighted Average Exercise Price, Ending	4.00
Options Exercisable Weighted Average Exercise Price	$ 4.00